Expense Example, No Redemption - A B C and F Shares - Federated Hermes Government Reserves Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	B 1 Year	B 3 Years	B 5 Years	B 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	F 1 Year	F 3 Years	F 5 Years	F 10 Years
USD ($)	105	328	569	1,259	139	434	750	1,553	135	421	729	1,519	106	331	574	1,271